Long-Term Debt (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended	0 Months Ended			3 Months Ended	12 Months Ended																					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 14, 2013	Mar. 31, 2014 Asset-Based Loan Facility [Member] item	Dec. 31, 2013 Asset-Based Loan Facility [Member] item	Dec. 23, 2013 Term Facility [Member]	Oct. 08, 2013 Term Facility [Member]	Aug. 30, 2013 Term Facility [Member]	Mar. 31, 2014 Term Facility [Member]	Dec. 31, 2013 Term Facility [Member]	Mar. 31, 2014 Incremental Facility [Member]	Dec. 31, 2013 Incremental Facility [Member]	Mar. 31, 2014 Swing Line [Member]	Dec. 31, 2013 Swing Line [Member]	Mar. 31, 2014 Letter Of Credit [Member]	Dec. 31, 2013 Letter Of Credit [Member]	Mar. 31, 2014 Cash [Member]	Dec. 31, 2013 Cash [Member]	Mar. 31, 2014 Credit Card Receivables [Member]	Dec. 31, 2013 Credit Card Receivables [Member]	Mar. 31, 2014 Investment Grade Accounts [Member]	Dec. 31, 2013 Investment Grade Accounts [Member]	Mar. 31, 2014 Other Accounts [Member]	Dec. 31, 2013 Other Accounts [Member]	Mar. 31, 2014 Midstream Refined Products Inventory [Member]	Dec. 31, 2013 Midstream Refined Products Inventory [Member]	Mar. 31, 2014 Refined Retail Products Inventory [Member]	Dec. 31, 2013 Refined Retail Products Inventory [Member]	Mar. 31, 2014 Retail Merchandise Inventory [Member]	Dec. 31, 2013 Retail Merchandise Inventory [Member]	Mar. 31, 2014 Federal Funds Rate [Member]	Dec. 31, 2013 Federal Funds Rate [Member]	Mar. 31, 2014 LIBO Rate [Member]	Dec. 31, 2013 LIBO Rate [Member]	Mar. 31, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Mar. 31, 2014 Minimum [Member] LIBO Rate [Member] Asset-Based Loan Facility [Member]	Dec. 31, 2013 Minimum [Member] LIBO Rate [Member] Asset-Based Loan Facility [Member]	Mar. 31, 2014 Minimum [Member] LIBO Rate [Member] Term Facility [Member]	Dec. 31, 2013 Minimum [Member] LIBO Rate [Member] Term Facility [Member]	Mar. 31, 2014 Minimum [Member] Alternative Base Rate [Member] Asset-Based Loan Facility [Member]	Dec. 31, 2013 Minimum [Member] Alternative Base Rate [Member] Asset-Based Loan Facility [Member]	Mar. 31, 2014 Minimum [Member] Alternative Base Rate [Member] Term Facility [Member]	Dec. 31, 2013 Minimum [Member] Alternative Base Rate [Member] Term Facility [Member]	Mar. 31, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Mar. 31, 2014 Maximum [Member] LIBO Rate [Member] Asset-Based Loan Facility [Member]	Dec. 31, 2013 Maximum [Member] LIBO Rate [Member] Asset-Based Loan Facility [Member]	Mar. 31, 2014 Maximum [Member] LIBO Rate [Member] Term Facility [Member]	Dec. 31, 2013 Maximum [Member] LIBO Rate [Member] Term Facility [Member]	Mar. 31, 2014 Maximum [Member] Alternative Base Rate [Member] Asset-Based Loan Facility [Member]	Dec. 31, 2013 Maximum [Member] Alternative Base Rate [Member] Asset-Based Loan Facility [Member]	Mar. 31, 2014 Maximum [Member] Alternative Base Rate [Member] Term Facility [Member]	Dec. 31, 2013 Maximum [Member] Alternative Base Rate [Member] Term Facility [Member]	Mar. 31, 2014 Term 1 [Member] LIBO Rate [Member]	Dec. 31, 2013 Term 1 [Member] LIBO Rate [Member]	Mar. 31, 2014 Term 2 [Member] LIBO Rate [Member]	Dec. 31, 2013 Term 2 [Member] LIBO Rate [Member]	Mar. 31, 2014 Term 3 [Member] LIBO Rate [Member]	Dec. 31, 2013 Term 3 [Member] LIBO Rate [Member]	Mar. 31, 2014 Term 4 [Member] LIBO Rate [Member]	Dec. 31, 2013 Term 4 [Member] LIBO Rate [Member]
Debt Instrument [Line Items]
Interest rate						6.00%
Senior notes	$ 491,795,000		$ 491,578,000			$ 500,000,000
Dividend paid to former parent			650,000,000
Maximum period for registration as public debt	360 years		360 days
Line of credit facility, maximum borrowing capacity							450,000,000	450,000,000				150,000,000	150,000,000	200,000,000	200,000,000
Maturity date							Aug. 30, 2018	Aug. 30, 2018				Aug. 30, 2016	Aug. 30, 2016
Number of extension periods							2	2
Extension period							1 year	1 year
Proceeds borrowed from credit facility											150,000,000
Cash dividend to former parent			650,000,000
Percentage of asset available to borrow against																				100.00%	100.00%	90.00%	90.00%	90.00%	90.00%	85.00%	85.00%	80.00%	80.00%	75.00%	75.00%	70.00%	70.00%
Percentage of net orderly liquidation value available to borrow against																																85.00%	85.00%
Line of credit facility, sublimit																75,000,000	75,000,000	200,000,000	200,000,000
Spread over variable rate																																		0.50%	0.50%	1.00%	1.00%			1.50%	1.50%	2.75%	2.75%	0.50%	0.50%	1.75%	1.75%			2.00%	2.00%	3.00%	3.00%	1.00%	1.00%	2.00%	2.00%
Interest period																																																										1 month	1 month	2 months	2 months	3 months	3 months	6 months	6 months
Quarterly principal payment												10.00%	10.00%
Repayments of long-term debt	15,000,000	12,000	81,170,000	42,000	42,000				65,000,000	15,000,000
Fixed charge coverage ratio	132.00%		118.00%																																			100.00%	100.00%
Period for fixed charge coverage ratio threshold																																						3 days	3 days
Fixed charge coverage ratio threshold, percentage of aggregate facility commitments and borrowing base	17.50%		17.50%
Fixed charge coverage ratio threshold, amount of aggregate facility commitments and borrowing base	70,000,000		70,000,000
Secured debt to EBITDA ratio	17.00%		20.00%																																													450.00%	450.00%
Net income and retained earnings free of restrictions			$ 26,700,000
Dividend restrictions	After giving effect to the applicable restrictions on certain payments, which could include dividends under the credit agreement and the indenture, and subject to compliance with applicable law, as of December 31, 2013, the Company had approximately $26.7 million of its net income and retained earnings free of such restrictions.